INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2024
Investments In Associates And Joint Ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

13)         INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

a)	Breakdown of investments in associates and joint ventures

Companies	R$ thousands
	On December 31, 2024							Year ended on December 31, 2024
	Equity interest	Shareholding interest with voting rights	Investment carrying amount	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit (loss) of associates and jointly controlled entities (1)	Revenue (2)	Associates and joint ventures net income (loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	98,243	5,099,950	1,945,607	4,559,541	1,994,799	(4,715)	668,016	(23,575)
Tecnologia Bancária S.A. (3)	24.55%	24.32%	241,277	854,080	2,354,233	774,316	1,471,727	3,710	2,783,255	15,255
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	552,687	2,667,390	2,356,236	3,026,387	854,949	37,633	2,252,238	94,083
Gestora de Inteligência de Crédito S.A. (3)	16.82%	16.00%	56,297	191,422	1,052,123	282,554	627,924	(4,776)	325,181	(29,850)
Others (4) (5)			7,817,497					715,342
Total investments in associates			8,766,001					747,194

Elo Participações Ltda. (6)	50.01%	50.01%	2,263,011	963,331	4,746,612	965,266	91,253	784,391	1,813,170	1,566,669
Total investments in joint ventures			2,263,011					784,391
Total on December 31, 2024			11,029,012					1,531,585
(1)	The adjustments resulting from the evaluation consider the results determined, periodically, by the companies and include equity variations of the investees not resulting from results, as well as adjustments due to the equalization of accounting practices, when applicable;
(2)	Revenue from financial intermediation or revenue from the provision of services;
(3)	Companies with equity accounting using statement of financial position with a reporting date delay of up to 60 days. In the year ended December 31, 2024, the Group received dividends of R$2,204 thousand from Empresa Tecnologia Bancária S.A.;
(4)	In August 2024, the auction of the unified tender offering for the acquisition of common shares issued by Cielo S.A. was held to convert its registration as a publicly-held company from category “A” to “B” with the Brazilian securities and Exchange Comission (CVM) and exit from the New segment Market of B3 S.A., with this, the Group's total equity interest in Cielo S.A. increased to 50.72%, with 30.61% direct participation and 20.11% indirect participation, through the companies of the Elopar Group (as of December 31, 2023, total equity interest was 31.41%, with direct participation being 30.06%). The Group received from Cielo S.A, interest on equity of R$151,453 thousand, in the year ended December 31, 2024. More information in Note 42;
(5)	Primarily includes investment in publicly held companies and Cielo S.A.; and
(6)	Brazilian company, provider of services related to credit and debit cards and other means of payment. The Group received dividends of R$64,922 thousand in the year ended December 31, 2024 from Empresa Elo Participações Ltda.

Companies	R$ thousands
	On December 31, 2023							Year ended on December 31, 2023
	Equity interest	Shareholding interest with voting rights	Investment book value	Associates and joint ventures current assets	Associates and joint ventures non - current assets	Associates and joint ventures current liabilities	Associates and joint ventures non - current liabilities	Share of profit (loss) of associates and jointly controlled entities (1)	Revenue (2)	Associates and joint ventures net income /(loss) for the year
Haitong Banco de Investimento do Brasil S.A.	20.00%	20.00%	105,766	4,294,581	2,198,375	4,276,354	1,689,663	(5,296)	331,786	(27,237)
Tecnologia Bancária S.A. (3)	24.55%	24.32%	237,568	964,701	2,300,906	1,182,701	1,106,646	3,149	2,875,219	12,828
Swiss Re Corporate Solutions Brasil (3)	40.00%	40.00%	549,669	3,156,150	1,721,943	3,387,628	361,839	62,163	1,843,974	155,409
Gestora de Inteligência de Crédito S.A. (3) (4)	16.82%	16.00%	61,073	153,360	1,092,648	269,606	613,865	(7,066)	284,062	(38,572)
Other (5)			7,234,917					1,160,949
Total investments in associates			8,188,993					1,213,899

Elo Participações Ltda. (6)	50.01%	50.01%	1,427,847	1,023,779	2,627,543	563,008	103,084	887,782	(77,119)	1,757,753
Total investments in joint ventures			1,427,847					887,782
Total on December 31, 2023			9,616,840
Total on December 31, 2023								2,101,681
(1)	The adjustments resulting from the evaluation consider the results determined, periodically, by the companies and include equity variations of the investees not resulting from results, as well as adjustments due to the equalization of accounting practices, when applicable;

(2)	Revenue from financial intermediation or revenue from the provision of services;
(3)	Companies with equity accounting using statements of financial position with a reporting date delay of up to 60 days;
(4)	Dilution of participation due to the entry of a new shareholder with the issuance of new shares;
(5)	It primarily includes investments in public companies Cielo S.A. and Fleury S.A. The Group received R$249,649 thousand in interest on equity in the year ended December 31, 2023, referring to Empresa Cielo S.A.; and
(6)	Brazilian company, provider of services related to credit and debit cards and other means of payment. Up to December 31, 2023, the Group received R$722,650 thousand in dividends from this investment.

The Group does not have contingent liabilities from investments in associated companies, which it is partially or totally responsible for.

b)	Changes in associates and joint ventures

	R$ thousands
	2024	2023
Initial balances	9,616,840	8,970,513
Acquisitions	1,432,959	14,333
Share of profit of associate and joint ventures	1,531,585	2,101,681
Dividends/Interest on equity	(1,695,067)	(936,478)
Other	142,695	(533,209)
Balance on December 31	11,029,012	9,616,840